Schedule of Lease Cost and Right of Use Assets Related to Lease and Future Minimum Lease Payments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost
Short-term lease cost					258,477	315,615
Total Lease Cost	$ 63,185	$ 64,198	$ 124,191	$ 133,635	258,477	315,615
Beginning balance			703,524	$ 859,861	859,861	1,016,198
Additions to right-of-use assets
Amortization charge for the year			(78,169)		(156,337)	(156,337)
Lease modifications
Ending balance	$ 625,355		$ 625,355		$ 703,524	$ 859,861
Weighted-average remaining lease term	4 years		4 years		2 years 4 months 24 days	3 years 5 months 1 day
Weighted-average discount rate	6.90%		6.90%		6.90%	6.87%
Previously Reported [Member]
Weighted-average remaining lease term					2 years 5 months 1 day
Weighted-average discount rate					6.87%